Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Assets:
Cash and cash equivalents		₨ 14,829	$ 203	₨ 2,053
Other investments		151
Trade and other receivables		49,759		52,015
Total		265,491	3,630	232,241
Liabilities:
Trade and other payables		23,744	325	16,659
Long-term borrowings		6,299	86	1,304
Short-term borrowings		23,136	316	16,441
Other liabilities and provisions		23,233		25,317
Total		92,429	$ 1,264	77,253
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		12,894		547
Other investments		24		24
Trade and other receivables		31,910		33,942
Other assets		223		1,092
Total		45,051		35,605
Liabilities:
Trade and other payables		5,687		2,455
Long-term borrowings		2,329		4,483
Short-term borrowings		7,374		7,316
Other liabilities and provisions		5,103		6,046
Total		20,493		20,300
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		12,643		365
Other investments		24		24
Trade and other receivables		30,247		31,931
Other assets		184		921
Total		43,098		33,241
Liabilities:
Trade and other payables		4,207		1,857
Long-term borrowings		2,216		4,401
Short-term borrowings		3,657		7,316
Other liabilities and provisions		4,665		5,534
Total		14,745		19,108
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		129		43
Other investments		0		0
Trade and other receivables		841		705
Other assets		20		15
Total		990		763
Liabilities:
Trade and other payables		1,270		525
Long-term borrowings		52		2
Short-term borrowings		0		0
Other liabilities and provisions		65		60
Total		1,387		587
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		30		4
Other investments		0		0
Trade and other receivables		721		989
Other assets		3		3
Total		754		996
Liabilities:
Trade and other payables	[1]	0		0
Long-term borrowings		18		3
Short-term borrowings		3,717		0
Other liabilities and provisions		81		52
Total		3,816		55
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents	[2]	92		135
Other investments	[2]	0		0
Trade and other receivables	[2]	101		317
Other assets	[2]	16		153
Total	[2]	209		605
Liabilities:
Trade and other payables	[2]	210		73
Long-term borrowings	[2]	43		77
Short-term borrowings	[2]	0		0
Other liabilities and provisions	[2]	292		400
Total	[2]	₨ 545		₨ 550

[1]	Rounded to the nearest million.
[2]	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese yuans (Renminbi), Canadian dollars and Ukrainian hryvnia.